Interest Charges and Related Fees - Summary of Interest Charges and Related Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interest charges and related fees [line items]
Subordinated loans	€ 62	€ 34	€ 34
Trust pass-through securities	8	9	9
Borrowings	300	283	210
Other	136	108	95
Total	507	435	€ 347
Aegon N.V [member]
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	63	34
Borrowings	55	62
Other		4
Total	€ 118	€ 100